Discontinued operations - Additional Information (Details)		12 Months Ended
	Dec. 14, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 26, 2019 CNY (¥)	Jun. 26, 2019 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 14, 2017 USD ($)
Loss from disposal of discontinued operations		$ (569,891)	$ 0	$ 0
Electric Double Layer Capacitor [Member]
Total Purchase price	¥ 16,000,000								$ 2,500,000
Term of purchase price payable	10 years
Initial payments							¥ 4,480,000	$ 700,000
Number of equal installments			9
Discontinued Operations, Disposed of by Sale [Member] | Tantech Energy [Member]
Total Purchase price					¥ 6,500,000	$ 941,000
Loss from disposal of discontinued operations		$ 569,891